United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23730

(Investment Company Act File Number)

Federated Hermes ETF Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/23

Date of Reporting Period: 02/28/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
February 28, 2023

NYSE Arca | FHYS

Federated Hermes Short Duration High Yield ETF
Fund Established 2021

A Portfolio of Federated Hermes ETF Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from March 1, 2022 through February 28, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of the Federated Hermes Short Duration High Yield ETF (the “Fund”), based on net asset value (NAV) for the 12-month reporting period ended February 28, 2023, was -2.67%. The -2.67% total return for the Fund during the reporting period consisted of 5.84% of dividends and reinvestments and -8.51% of depreciation in the net asset value of the Fund. The total return based on the market price of the Fund’s shares was -2.70% for the same period.1 The total return for the ICE BofA 0-3 Year Duration-to-Worst US High Yield Constrained Index (IBA0-3HY),2,3 the Fund’s broad-based securities market index, was -0.52% during the same period. The Fund’s total return during the reporting period reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the IBA0-3HY.
During the reporting period, the primary components of the Fund’s investment strategy which affected performance relative to the IBA0-3HY were: (a) allocation of Fund assets among the following two broad sectors: domestic noninvestment-grade4 bonds5 and domestic noninvestment-grade loans;6 (b) allocation of the Fund’s domestic noninvestment-grade bonds to specific duration buckets;7 and (c) the selection of securities within each of the Fund’s sectors.
MARKET OVERVIEW
During the reporting period, financial markets experienced an historic upheaval as skyrocketing inflation caused the Federal Reserve (the “Fed”) to rapidly increase short-term rates. In the 12-month period ended February 28, 2023, the Fed increased short-term rates eight times for a total of 450 basis points, pushing the upper bound of the federal funds target rate to 4.75%. This caused a massive repricing of fixed income instruments, particularly in the short end of the curve. In fact, the move in U.S. Treasury interest rates explained most of the negative performance for nearly all risk asset classes for much of the fiscal year. Domestic leveraged finance asset classes were not immune and generated negative absolute total returns. Even shorter duration bonds and leveraged loans, whose lower interest rate sensitivity helps shield their prices from the impact of interest rate moves, saw price declines. The return of the par-weighted average price of bonds in the IBA0-3HY was -7.2% for the period. The decrease in prices was only partially offset by the current income stream, leading to a negative total return for the asset class.
In the second half of the reporting period, after markets adjusted to the new inflation expectations and became comfortable with the Fed’s pace of rate hikes, investors’ focus shifted from rate volatility to macroeconomic concerns. Rate sensitive industries like housing and automotive were already showing signs of material slowing. Technology companies began laying off staff in
Annual Shareholder Report

large numbers as weakening demand squeezed profitability. Even still, high-yield bonds and leveraged loans saw a rebound in price levels and a tightening of credit spreads exiting 2022 and moving into 2023. An easing of inflation and a resilient labor market, especially in the services sector, provided a floor to the economic weakness and made more likely the possibility that the Fed could orchestrate a “soft-landing.”
In the face of this macroeconomic uncertainty, corporate credit fundamentals of both leveraged loans and high-yield bonds were resilient. Demand for both goods and services softened but remained positive. Labor supply and wage inflation pressured corporate margins, but most companies were able to pass on these higher costs and manage their profitability. Higher interest rates were consuming more cash flow, but as input prices and logistics inflation decreased as we moved away from the supply chain bottlenecks created by the pandemic, companies were able to offset some of the interest rate pressure. There was an uptick in credit mishaps over the fiscal year, but the default rates of both high-yield bonds and leveraged loans remained well below historical levels.
Fund Performance
During the reporting period, the Fund invested in a portfolio that was widely diversified8 over industry sectors and issuers and was comprised of corporate bonds, floating-rate bank loans,9 collateralized loan obligations (CLO) and cash. The Fund’s sector allocations to floating-rate loans, CLOs and cash were a positive contributor to performance relative to the IBA0-3HY. The allocation to these asset classes is actively managed based on relative value considerations, therefore, the weightings fluctuated over the fiscal year. At the end of the period, leveraged loans were approximately 26% of the Fund with CLOs comprising roughly 3%. The Fund’s allocation to high-yield bonds negatively impacted returns relative to the IBA0-3HY. Part of this underperformance from bonds is explained by owning higher-duration bonds during a rate-driven selloff. Security selection was also a negative contributor to performance during the period. A handful of the Fund’s holdings were affected by idiosyncratic risks related to their earnings and business outlook.

This assumes all dividends were reinvested into new shares of the Fund.
2
Please see the footnotes to the line graph below for definitions of, and further information about, the IBA0-3HY.
3
High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4
Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income that with higher-rated securities and increased possibilities of default.
Annual Shareholder Report

5
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices. Issuers of fixed-income securities may fail to pay interest or principal on those securities when due, which may reduce the value of the Fund’s portfolio holdings, its share price and its performance.
6
In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.
7
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
8
Diversification does not assure a profit nor protect against loss.
9
Variable and floating rate loans and securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, variable and floating rate loans and securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Short Duration High Yield ETF (the “Fund”) from December 16, 2021 to February 28, 2023, compared to the ICE BofA 0-3 Year Duration-to-Worst US High Yield Constrained Index (IBA0-3HY).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of February 28, 2023

Average Annual Total Returns for the Period Ended 2/28/2023
	1 Year	Since Inception
Market Price	-2.70%	-3.40%
NAV	-2.67%	-3.64%
IBA0-3HY	-0.52%	-1.61%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The IBA0-3HY has been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The IBA0-3HY tracks the performance of short-term U.S. dollar-denominated below-investment-grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a duration-to-worst less than three years, a remaining to final maturity of at least one month, at least 18 months to final maturity at point of issuance, a below-investment-grade rating (based on an average of Moody’s, S&P and Fitch), a fixed coupon schedule and a minimum amount outstanding of $250 million. The IBA0-3HY is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At February 28, 2023, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	8.6%
Gaming	7.1%
Insurance - P&C	6.3%
Automotive	5.4%
Packaging	5.3%
Health Care	4.4%
Midstream	4.0%
Independent Energy	3.9%
Diversified Manufacturing	3.6%
Other[2]	39.2%
Bank Loan Core Fund	1.4%
Cash Equivalents[3]	9.1%
Other Assets and Liabilities - Net[4]	1.7%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
February 28, 2023
Principal Amount or Shares		Value
	CORPORATE BONDS— 60.7%
	Aerospace/Defense— 1.2%
$ 200,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	$ 193,966
150,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	138,118
	TOTAL	332,084
	Airlines— 1.2%
350,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	340,637
	Automotive— 4.7%
150,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/27/2024	150,380
100,000	Adient Global Holdings Ltd., Sr. Secured. Note, 144A, 7.000%, 04/15/2028	100,000
110,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.750%, 1/12/2026	109,027
100,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	75,500
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	480,725
120,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	115,649
60,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	58,482
250,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	248,572
	TOTAL	1,338,335
	Building Materials— 0.9%
100,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	83,629
180,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	166,289
	TOTAL	249,918
	Cable Satellite— 2.5%
150,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	144,750
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	173,994
200,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	178,804
200,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	202,645
	TOTAL	700,193
	Chemicals— 2.0%
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	192,000
200,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	179,000
200,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	193,354
	TOTAL	564,354
	Construction Machinery— 0.7%
200,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	196,020
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical Services— 1.3%
$ 100,000		Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	$ 94,976
100,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	88,567
200,000		The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	194,701
		TOTAL	378,244
		Consumer Products— 1.3%
250,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	228,829
150,000		Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	140,071
		TOTAL	368,900
		Diversified Manufacturing— 2.5%
250,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	244,273
350,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	353,173
100,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	101,335
		TOTAL	698,781
		Finance Companies— 0.5%
150,000		United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	139,350
		Financial Institutions— 0.8%
225,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.705% (3-month USLIBOR +0.890%), 7/23/2024	225,343
		Food & Beverage— 2.1%
250,000		Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	242,506
100,000		Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	94,829
250,000		US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	249,086
		TOTAL	586,421
		Gaming— 5.7%
100,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	89,195
250,000		Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	234,375
50,000		Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	50,375
100,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	94,837
300,000		Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	297,505
225,000		MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	225,000
200,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	187,354
210,000		Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	198,005
250,000		VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	248,205
		TOTAL	1,624,851
		Health Care— 2.8%
150,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	125,520
200,000		Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	150,000
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Health Care— continued
$ 100,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	$ 75,765
150,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	102,941
350,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	344,313
	TOTAL	798,539
	Independent Energy— 3.0%
150,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	141,330
250,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	243,899
250,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	241,198
250,000	Tap Rock Resources LLC, Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	228,750
	TOTAL	855,177
	Industrial - Other— 0.4%
150,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	119,419
	Insurance - P&C— 4.3%
282,890	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	264,409
200,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	195,890
300,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	294,912
185,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	157,546
300,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	294,750
	TOTAL	1,207,507
	Leisure— 0.5%
151,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	152,601
	Lodging— 1.4%
400,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	394,978
	Media Entertainment— 1.7%
100,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	85,876
200,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	174,044
150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	120,108
100,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	91,628
	TOTAL	471,656
	Midstream— 4.1%
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	236,003
350,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	340,609
100,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	93,088
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	246,913
250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	237,489
	TOTAL	1,154,102
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Oil Field Services— 2.7%
$ 100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	$ 97,013
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	289,134
250,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	245,962
25,000	Transocean Titan Financial Ltd., 144A, 8.375%, 2/1/2028	25,518
110,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	105,423
	TOTAL	763,050
	Packaging— 4.1%
150,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	123,188
200,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	201,250
350,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	340,120
25,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	24,624
260,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	239,200
250,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	237,467
	TOTAL	1,165,849
	Paper— 1.4%
400,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	387,860
	Pharmaceuticals— 0.3%
100,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	86,970
	Technology— 2.9%
200,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	190,000
250,000	Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	247,631
150,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	131,415
150,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	136,509
150,000	Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	115,488
	TOTAL	821,043
	Transportation Services— 2.2%
400,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	385,842
250,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	228,574
	TOTAL	614,416
	Utility - Electric— 0.8%
260,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	243,740
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Wireless Communications— 0.7%
$ 200,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 5.964%, (3-month USLIBOR +1.100%), 5/15/2025	$ 203,099
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,323,412)	17,183,437
	[1]	FLOATING RATE LOANS— 23.8%
		Aerospace/Defense— 0.7%
198,457		Peraton Corp., Term Loan B–1st Lien, Series B, 8.385% (1-month USLIBOR +3.750%), 2/1/2028	196,318
		Automotive— 0.7%
100,000		American Axle and Manufacturing, Inc., 2022 Term Loan B–1st Lien, 8.160% (SOFR CME +3.600%), 12/13/2029	99,800
100,000		DexKo Global, Inc., 2022 USD Term Loan–1st Lien, 11.080% (SOFR CME +6.500%), 10/4/2028	95,000
		TOTAL	194,800
		Building Materials— 0.5%
150,000		Cornerstone Building Brands, Inc., 2022 Term Loan–1st Lien, 10.187% (SOFR CME +5.625%), 8/1/2028	142,875
		Chemicals— 1.1%
100,000	[2]	Axalta Coating Systems Dutch Holding B B.V, 2022 USD Term Loan B–1st Lien, 7.506% (SOFR CME +3.000%), 12/20/2029	100,357
221,004		Messer Industries GmbH, 2018 USD Term Loan–1st Lien, 7.230% (3-month USLIBOR +2.500%), 3/2/2026	220,149
		TOTAL	320,506
		Consumer Cyclical Services— 0.4%
100,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, Series B2, 10.135% (1-month USLIBOR +5.500%), 9/1/2027	96,083
		Consumer Products— 0.5%
148,875		BCPE Empire Holdings, Inc., 2022 Incremental Term Loan–1st Lien, 9.343% (SOFR CME +4.625%), 6/11/2026	147,041
		Diversified Manufacturing— 1.1%
199,500		Gates Global, LLC, 2022 Term Loan B4–1st Lien, 8.118% (SOFR CME +3.500%), 11/16/2029	199,297
100,000		Watlow Electric Manufacturing Co., 2022 Incremental Term Loan B–1st Lien, 9.938% (SOFR CME +5.000%), 3/2/2028	99,375
		TOTAL	298,672
		Gaming— 1.4%
50,000		Caesars Entertainment Corp., Term Loan B–1st Lien, 7.968% (SOFR CME +3.250%), 2/6/2030	49,882
99,250		Century Casinos, Inc., 2022 Term Loan–1st Lien, 10.668% (SOFR CME +6.100%), 4/2/2029	95,404
248,750		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 8.753% (3-month USLIBOR +4.000%), 11/1/2026	247,974
		TOTAL	393,260
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Health Care— 1.6%
$ 198,493		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, Series B, 8.135% (1-month USLIBOR +3.500%), 8/24/2028	$ 196,855
122,811		Curium BidCo S.a.r.l., 2020 USD Term Loan–1st Lien, 8.980% (3-month USLIBOR +4.250%), 12/2/2027	120,509
150,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 10.868% (SOFR CME +6.250%), 2/23/2029	137,875
		TOTAL	455,239
		Independent Energy— 0.9%
250,000		Ascent Resources Utica Holdings, LLC, 2020 Fixed Term Loan–2nd Lien, 13.815% (3-month USLIBOR +9.000%), 11/1/2025	265,000
		Industrial - Other— 1.5%
248,115		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.135% (1-month USLIBOR +3.500%), 10/21/2028	244,084
98,491		Fluid-Flow Products, Inc., Term Loan–1st Lien, 8.480% (3-month USLIBOR +3.750%), 3/31/2028	96,348
87,141		SPX Flow, Inc., 2022 Term Loan–1st Lien, 9.218% (SOFR CME +4.500%), 4/5/2029	82,542
		TOTAL	422,974
		Insurance - P&C— 1.2%
149,625		AssuredPartners, Inc., 2022 Term Loan B4–1st Lien, 8.868% (SOFR CME +4.250%), 2/12/2027	149,110
100,000		Hub International Ltd., 2022 Term Loan B–1st Lien, 8.728% (3-month USLIBOR +4.000%), 11/10/2029	99,850
99,750		USI, Inc., 2022 Incremental Term Loan–1st Lien, 8.330% (SOFR CME +3.750%), 11/22/2029	99,459
		TOTAL	348,419
		Leisure— 0.5%
150,000		Formula One Holdings Ltd., Term Loan B–1st Lien, 7.868% (SOFR CME +3.250%), 1/15/2030	150,262
		Lodging— 0.5%
150,000		Four Seasons Hotels Ltd., 2022 Term Loan B–1st Lien, 7.968% (SOFR CME +3.250%), 11/30/2029	150,499
		Media Entertainment— 1.6%
120,893	[2]	Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, TBD, 5/22/2024	118,877
148,364		Magnite, Inc., Term Loan–1st Lien, 9.635%–10.235% (1-month USLIBOR +5.000%, 3-month USLIBOR +5.000%, 6-month USLIBOR +5.000%), 4/28/2028	141,440
97,878		NEP Group, Inc., Incremental Term Loan B–1st Lien, Series B, 8.635% (1-month USLIBOR +4.000%), 10/20/2025	91,516
99,500		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, Series B, 8.830% (SOFR CME +4.250%), 6/24/2029	99,293
		TOTAL	451,126
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Oil Field Services— 0.4%
$ 124,687		ChampionX Corp., 2022 Term Loan B1–1st Lien, Series B1, 7.917% (SOFR CME +3.250%), 6/7/2029	$ 124,181
		Packaging— 1.2%
248,101		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 8.482% (1-month USLIBOR +3.750%), 12/1/2027	243,799
99,126		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, Series B, 8.893% (SOFR CME +4.175%), 4/13/2029	97,631
		TOTAL	341,430
		Services— 0.4%
125,000		Covetrus, Inc., Term Loan–1st Lien, 9.580% (SOFR CME +5.000%), 10/13/2029	117,683
		Technology— 5.8%
99,375		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 9.176% (SOFR CME +4.500%), 8/15/2029	95,737
150,000		CDK Global, Inc., 2022 USD Term Loan B–1st Lien, 9.080% (SOFR CME +4.500%), 7/6/2029	149,423
170,131		Digi International, Inc., Term Loan–1st Lien, Series B, 9.635% (1-month USLIBOR +5.000%), 11/1/2028	169,918
97,856		Gainwell Acquisition Corp., Term Loan B–1st Lien, Series B, 8.730% (3-month USLIBOR +4.000%), 10/1/2027	94,211
98,863		Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4–1st Lien, Series B4, 8.635% (1-month USLIBOR +4.000%), 12/1/2027	97,874
98,448		Hyland Software, Inc., 2018 1st Lien Term Loan–1st Lien, 8.135% (1-month USLIBOR +3.500%), 7/1/2024	98,106
248,067		Marcel LUX IV S.a.r.l., USD Term Loan B1–1st Lien, Series B, 7.674% (SOFR CME +3.250%), 3/15/2026	246,827
248,082		NEXUS Buyer LLC, Term Loan B–1st Lien, Series B, 8.385% (1-month USLIBOR +3.750%), 11/9/2026	243,341
100,000	[2]	Open Text Corp., 2022 Term Loan B–1st Lien, TBD, 8/24/2029	99,797
99,126		Renaissance Holding Corp., 2022 Incremental Term Loan–1st Lien, Series B, 9.065% (SOFR CME +4.500%), 4/1/2027	97,536
100,000		Ultimate Software Group, Inc. (The), Term Loan–2nd Lien, 10.032% (3-month USLIBOR +5.250%), 5/3/2027	97,083
148,343		VS Buyer, LLC, Term Loan B–1st Lien, Series B, 9.500% (PRIME +2.000%), 2/28/2027	146,266
		TOTAL	1,636,119
		Transportation Services— 0.9%
237,500		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 8.558% (3-month USLIBOR +3.750%), 10/20/2027	245,665
		Utility - Electric— 0.9%
248,750		TerraForm Power Operating, LLC, 2022 Term Loan B–1st Lien, 7.430% (SOFR CME +2.750%), 5/21/2029	248,285
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $6,689,070)	6,746,437
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— 3.3%
		Automotive— 0.3%
$ 100,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	$ 97,780
		Finance Companies— 3.0%
50,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	49,946
100,000		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	100,497
150,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	148,839
200,000		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	199,910
100,000	[1]	Palmer Square Loan Funding Ltd. 2022-2A, Class D, 10.858% (SOFR +6.200%), 10/15/2030	91,542
150,000	[1]	Palmer Square Loan Funding Ltd. 2022-5A, Class C, 8.568% (SOFR +3.910%), 1/15/2031	149,439
100,000	[1]	Stratus CLO 2022-1A, Class D, 8.889% (SOFR +4.250%), 7/20/2030	98,051
		TOTAL	838,224
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $942,427)	936,004
		INVESTMENT COMPANIES— 10.5%
46,235		Bank Loan Core Fund	406,871
2,575,116		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[3]	2,575,116
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,993,157)	2,981,987
		TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $28,948,066)[4]	27,847,865
		OTHER ASSETS AND LIABILITIES - NET—1.7%[5]	494,583
		TOTAL NET ASSETS—100%	$28,342,448
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2022	$1,687,027	$540,297	$2,227,324
Purchases at Cost	$250,000	$13,584,848	$13,834,848
Proceeds from Sales	$(1,430,000)	$(11,550,166)	$(12,980,166)
Change in Unrealized Appreciation/Depreciation	$7,841	$461	$8,302
Net Realized Gain/(Loss)	$(107,997)	$(324)	$(108,321)
Value as of 2/28/2023	$406,871	$2,575,116	$2,981,987
Shares Held as of 2/28/2023	46,235	2,575,116	2,621,351
Dividend Income	$44,919	$32,909	$77,828
Annual Shareholder Report

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at February 28, 2023 where the rate will be determined at time of settlement.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $29,082,589.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$17,183,437	$—	$17,183,437
Floating Rate Loans	—	6,746,437	—	6,746,437
Asset-Backed Securities	—	936,004	—	936,004
Investment Companies	2,981,987	—	—	2,981,987
TOTAL SECURITIES	$2,981,987	$24,865,878	$—	$27,847,865

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended 2/28/2023	Period Ended 2/28/2022[1]
Net Asset Value, Beginning of Period	$24.32	$25.02
Income From Investment Operations:
Net investment income (loss)	1.28	0.43
Net realized and unrealized gain (loss)	(1.96)	(0.86)
TOTAL FROM INVESTMENT OPERATIONS	(0.68)	(0.43)
Less Distributions:
Distributions from net investment income	(1.39)	(0.27)
Net Asset Value, End of Period	$22.25	$24.32
Total Return[2]	(2.67)%	(1.74)%
Ratios to Average Net Assets:
Net expenses[3]	0.50%	0.50%[4]
Net investment income	5.70%	4.67%[4]
Expense waiver/reimbursement[5]	0.10%	0.14%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,342	$28,069
Portfolio turnover[6]	109%	7%

1	Reflects operations for the period from December 16, 2021 (commencement of operations) to February 28, 2022.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2023

Assets:
Investment in securities, at value including $2,981,987 of investments in affiliated holdings* (identified cost $28,948,066, including $2,993,157 of identified cost in affiliated holdings)	$27,847,865
Income receivable	335,144
Income receivable from affiliated holdings	17,828
Receivable for investments sold	620,046
Total Assets	28,820,883
Liabilities:
Payable for investments purchased	315,777
Income distribution payable	151,606
Payable for investment adviser fee (Note 5)	10,700
Accrued expenses (Note 5)	352
Total Liabilities	478,435
Net assets for 1,274,000 shares outstanding	$28,342,448
Net Assets Consist of:
Paid-in capital	$32,048,547
Total distributable earnings (loss)	(3,706,099)
Total Net Assets	$28,342,448
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$28,342,448 ÷ 1,274,000 shares outstanding, no par value, unlimited shares authorized	$22.25

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended February 28, 2023

Investment Income:
Interest	$1,762,401
Dividends (including $77,828 received from affiliated holdings*)	68,812
TOTAL INCOME	1,831,213
Expenses:
Investment adviser fee (Note 5)	177,137
Share registration costs	352
TOTAL EXPENSES	177,489
Waiver/reimbursement of investment adviser fee (Note 5)	(28,428)
Net expenses	149,061
Net investment income	1,682,152
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(108,321) on sales of investments in affiliated holdings*)	(2,440,471)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $8,302 on investments in affiliated holdings*)	(354,684)
Net realized and unrealized gain (loss) on investments	(2,795,155)
Change in net assets resulting from operations	$(1,113,003)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

	Year Ended 2/28/2023	Period Ended 2/28/2022[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,682,152	$256,772
Net realized gain (loss)	(2,440,471)	(5,474)
Net change in unrealized appreciation/depreciation	(354,684)	(745,517)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,113,003)	(494,219)
Distributions to Shareholders	(1,803,036)	(295,841)
Share Transactions:
Proceeds from sale of shares	10,695,223	28,858,696
Cost of shares redeemed	(7,505,372)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,189,851	28,858,696
Change in net assets	273,812	28,068,636
Net Assets:
Beginning of period	28,068,636	—
End of period	$28,342,448	$28,068,636

1	Reflects operations for the period from December 16, 2021 (commencement of operations) to February 28, 2022.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
February 28, 2023
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Short Duration High Yield ETF (the “Fund”). The Fund’s investment objective is to seek high current income.
Shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Any amount of shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through an Authorized Participant in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
Annual Shareholder Report

◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
Annual Shareholder Report

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.
Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $28,428 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 28, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2023, tax years 2021 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity with respect to purchases and redemptions of Creation Units:
	Year Ended 2/28/2023	Period Ended 2/28/2022[1]
Shares sold	460,000	1,154,000
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(340,000)	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	120,000	1,154,000

1	Reflects operations for the period from December 16, 2021 (commencement of operations) to February 28, 2022.
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended February 28, 2023 and period ended February 28, 2022, was as follows:
	2023	2022
Ordinary income	$1,803,036	$295,841
As of February 28, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$32,741
Net unrealized depreciation	$(1,234,724)
Capital loss carryforwards	$(2,504,116)
TOTAL	$(3,706,099)
At February 28, 2023, the cost of investments for federal tax purposes was $29,082,589. The net unrealized depreciation of investments for federal tax purposes was $1,234,724. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $127,205 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,361,929. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
As of February 28, 2023, the Fund had a capital loss carryforward of $2,504,116 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,347,347	$156,769	$2,504,116
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and
Annual Shareholder Report

Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended February 28, 2023, the Adviser voluntarily waived $27,462 of its fee and voluntarily reimbursed $966 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended February 28, 2023, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.50% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2024; or (b) the date of the Fund’s next effective Prospectus. These arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
Affiliated Shares of Beneficial Interest
As of February 28, 2023, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended February 28, 2023, were as follows:
Purchases	$33,336,971
Sales	$33,941,077
Purchases and sales include $9,758,992 and $7,297,823, respectively, in connection with in-kind purchases and sales of the Fund’s Creation Units.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2023, there were no outstanding loans. During the year ended February 28, 2023, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition,
Annual Shareholder Report

governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES SHORT DURATION HIGH YIELD ETF:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short Duration High Yield ETF (the “Fund”) (one of the portfolios constituting Federated Hermes ETF Trust (the “Trust”)), including the portfolio of investments, as of February 28, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year then ended and for the period from December 16, 2021 (commencement of operations) through February 28, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes ETF Trust) at February 28, 2023, the results of its operations for the year then ended, the changes in its net assets and financial highlights for the year then ended and for the period from December 16, 2021 (commencement of operations) through February 28, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
April 21, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage commissions; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees and brokerage commissions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,029.90	$2.52
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.32	$2.51

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Federated Hermes ETF Trust Board. As of December 31, 2022, the Trust comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: February 2021
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: February 2021
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: February 2021
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: February 2021
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Brandon L. Clark Birth Date: November 28, 1974 VICE PRESIDENT Officer since: February 2021
Principal Occupations: Brandon L. Clark is a Vice President of the
Trust. Mr. Clark joined Federated Hermes in July 2020 as a Senior Vice
President and Director, ETF Business, Federated Advisory Services
Company. Prior to joining Federated Hermes, Mr. Clark served as
Managing Director of Legg Mason’s ETF products and Head of ETF
Capital Markets with the Vanguard Group. Mr. Clark received his B.A.
in Economics from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–August 2021
FEDERATED HERMES SHORT DURATION HIGH YIELD ETF (THE “FUND”)
At its meetings in August 2021 (the “August Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Investment Management Company (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its wholly owned subsidiaries, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its August Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “New Fund CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the New Fund CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (each, a “Federated Hermes Fund”) at its May 2021 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract, which included detailed information about the Federated Hermes Funds and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
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The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s proposed investment objective; the Fund’s anticipated expenses, including the proposed management fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the exchange-traded fund (“ETF”) and mutual fund industry and market practices; the range of comparable fees for similar funds in the exchange-traded fund and mutual fund industry; the Fund’s proposed relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the exchange-traded fund and mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the exchange-traded fund and mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a
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comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the August Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the August Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of the Adviser and its affiliates to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the range of services to be provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management
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team that will be primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the proposed Fund. In particular, the Board considered the abilities and experience of the portfolio managers in analyzing factors such as special considerations relevant to investing primarily in a diversified portfolio of U.S. dollar-denominated high-yield fixed-income instruments. The Board also evaluated the Fund’s anticipated ability to deliver competitive performance when compared to its Peer Group (as defined below) as a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that, although the Fund would be among the first ETFs managed by the Adviser, the Adviser had extensive experience advising actively managed mutual funds, including mutual funds with similar strategies to those of the Fund. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board also considered information previously provided by the Adviser regarding its regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’
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support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources that would be devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers would operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the investment management and related services to be provided to the Fund by the Adviser and that the approval of the Contract was warranted.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history. The Board considered the investment performance of the Adviser and its significant history of managing short duration fixed-income portfolios. The Board also received additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process, including with respect to the Fund’s proposed investments primarily in a diversified portfolio of U.S. dollar-denominated high-yield fixed-income instruments.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the
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proposed contractual management fee rates, proposed net management fee rates, and anticipated total expense ratios relative to (i) traditional mutual funds with an institutional share class within the category of peer funds selected by Morningstar, Inc. , an independent fund ranking organization (the “Peer Group”) and (ii) actively managed ETFs within the Peer Group. The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar exchange-traded funds and mutual funds more heavily than exchange-traded funds and mutual funds products or services because such comparisons are believed to be more relevant. The Board considered that other exchange-traded funds and mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other exchange-traded funds’ and mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
The Board reviewed the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund and noted the position of the Fund’s proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual management fee rate of the Fund was above the median of the Peer Group. The Board also noted that most of the funds in the Fund’s Peer Group do not charge a unitary fee from which operational expenses are paid.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund,
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except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
While Federated Hermes does not currently offer a Short-Term High Yield investment strategy either in a separate account or another Federated Hermes Fund, the Board previously received and considered information about the fees charged by Federated Hermes for advisory services provided by the High Yield investment team to other types of clients, including non-registered non-exchange-traded or mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s conclusion that the proposed management fee was reasonable. The Board reviewed the proposed fees and anticipated total expense ratio of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
Profitability and Other Benefits
The Board considered other benefits to the Adviser and its affiliates from their relationships with the Fund. In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covers not only the fees under the Federated Hermes Funds’
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investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The Board also considered the CCO’s view that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO’s view that estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board also considered information regarding the CCO’s review of information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
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The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds, including the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board noted the fee waiver arrangement proposed for the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing”). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common
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industry practice or general pattern with respect to structuring fund management fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the Contract reflects its view that Federated Hermes’ proposal to establish and manage the Fund and its past performance and actions in providing services to other Federated Hermes Funds (which the Board has found to be satisfactory with respect to such other Federated Hermes Funds) provided a satisfactory basis to support the determination to approve the proposed arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short Duration High Yield ETF (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund name at FederatedInvestors.com.
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Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short Duration High Yield ETF
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L206
Q455585 (4/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $62,480

Fiscal year ended 2022 - $42,500

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $63,261 and $56,742 respectively. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $199,579

Fiscal year ended 2022 - $117,986

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes ETF Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 21, 2023

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 21, 2023